Zaxis International Inc. - Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	(43,936)	7,750	28,125	41,200
Other epenses - advances to related parties	(190,000)	0	0	0
Total expenses	(233,936)	7,750	28,125	41,200
Loss from operations	(233,936)	(7,750)	(28,125)	(41,200)
Interest expense	(3,011)	(2,371)	(20,745)	(10,200)
Amortization of debt discount	0	0	(125,000)	0
Financial income (expense)	(3,011)	(2,371)	(145,745)	(10,200)
Provision for income taxes	0	0	0	0
Net loss	$ (236,947)	$ (10,121)	$ (173,870)	$ (51,400)
Basic net loss per share	$ (0.05)	$ (0.01)	$ (0.26)	$ (0.12)
Weighted average shares outstanding - basic	4,550,602	1,695,126	661,111	423,782